Leases - Finance lease - Weighted average remaining lease term and discount rate (Details)	Sep. 30, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term	1 year 9 months 18 days	0 years
Weighted average discount rate	19.30%